Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheets are Reconciled (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Less:
Redemption of common stock subject to possible redemption		$ (3,921,295)	$ (21,677,622)	$ (239,604,919)
Plus:
Accretion of carrying value to redemption value			1,126,267	5,445,229
Diminution of carrying value to redemption value		(5,787)
Class A Common Stock
Temporary Equity [Line Items]
Class A common stock subject to possible redemption at beginning	$ 358,631	4,285,713	24,837,068	258,996,758
Plus:
Class A common stock subject to possible redemption at ending	361,385	358,631	4,285,713	$ 24,837,068
Class A Common Stock Subject to Possible Redemption [Member]
Temporary Equity [Line Items]
Class A common stock subject to possible redemption at beginning	358,631	4,285,713
Less:
Redemption of common stock subject to possible redemption		(3,921,295)
Plus:
Accretion of carrying value to redemption value	2,754
Diminution of carrying value to redemption value		(5,787)
Class A common stock subject to possible redemption at ending	$ 361,385	$ 358,631	$ 4,285,713